UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices) (Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

            Upright Growth Fund

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Growth Fund

____________________________________________________________________________________________

March 31, 2022

            Upright Growth Fund

Letter to Shareholders…………………………………………………………………………………………1

Schedule of Investments ………………………………………………………………….…………………..5

Statement of Assets and Liabilities……………………………………………………………………………8

Statement of Operations……………………………………………………………………….………………9

Statements of Changes in Net Assets……………..…………………………………………….……………10

Financial Highlights…………………………………..……………………….……………………………..11

Notes to Financial Statements……………………….….……………………………………………………12

Fund Expense……………………………………..………………………………………………………….15

Security Holdings by Industry Sector……………..…………………………………………………………16

Trustees and Officers……………………………..…………………………………………………………..18

Upright Growth Fund

Dear Valued Shareholder:

 We would like to present the semi-annual report of Upright Growth Fund (UPUPX); Upright Growth and Income Fund (UPDDX) and Upright Assets Allocation Plus Fund (UPAAX) from October 1, 2021 to March 31, 2022. During this period the Funds had the following returns: UPUPX grew 4.76%; UPDDX 3.06% and UPAAX went up 2.33%.  The S&P 500 index increased 5.9% at the same period. This report also compares our funds with other benchmark indexes.  Please feel free to browse to the next pages. We are also very pleased to share with you that two of our Upright family of funds, namely Upright Growth and Income Fund UPDDX and Upright Assets Allocation Plus Fund  UPAAX have entered into their second year of five-star honor ranking listed by Morningstar.

Market Review

The difficulties faced by the economy this time are different from those in the past few years. There are quite a number of hard double-sided attacks. In the past, inflation came from excessively strong demand. It is helpful to suppress demand and increase various costs through interest rate hikes. So raising interest rates at this time has become an effective tool.

However, this time it is due to shortages on the supply side, such as the lockdown of the city due to the new crown pneumonia, labor shortages around the world, and adding fuel to the fire is the Russian-Ukrainian war, which has caused Russia's energy and Ukrainian food supplies to be tight.

Yes, raising interest is still a necessary step, but it cannot solve the two-sided problem at the same time. This industry has become Wall Street. At present, we can only watch while walking, and adjust the direction and strategy of investment while watching. At this time, there is a debate between the positive and the negative and each has their own arguments.

One side believes that inflation may be uncontrollable, while the other side is worried that it will be too suppressed, leading to an economic recession, unable to achieve a soft landing but the hard way for the economy.

Going back to the economic level, in terms of taking a hundred steps back, the worst case is that the road is hard, the commodity supply side will not come up, the price rise must be suppressed, and the interest rate hike is too fast, causing an economic recession. This is what worries many.

But we don’t think so, because these dynamic changes exist in the real environment. The U.S. central bank   raised interest rates too slowly in 2021, because there is no budget for a Russian-Ukrainian war. Shanghai has been closed for almost two months, and economic activities in the Yangtze River Delta have come to an abrupt halt. Frankly speaking, few people can imagine such political and military actions that do not follow the rules. Since this is what’s happening, we may see more miss!eps. Adjustment, at this time, it is better to raise interest rates much rather than too little. It would serve to suppress price inflation first, if it really ends up on a hard road, if the economy declines, then gradually lower the interest rates and go back to the original path.

To put it simply, economic recession is not the end of the world. Countries have had hundreds of years of experience in dealing with such issues. Therefore, it is more important to pay attention to which company has the strength to withstand the harsh times.  Of course, because of the uncertainty of national policies and future investment environment could change, so crossing the river with a handful of stones.

Upright Growth Fund

"moderate adjustment" and "moderate overweight on dips" are the main axes of our future investment management, and this is based on the screening of the company's basic physique.

We still focus on the core and look at the company's operating physique and its ability to withstand economic headwinds. For example, TSMC, the growth momentum of earnings in the next two or three years is the clearest in the past years. This is the foundation she has laid in the past 30 years. Coupled with the arrival of the fourth industrial revolution, the company has a strong ability to convert prices to rising prices and costs.  The current economic headwinds, causing her stock price to fall is an excellent opportunity.

Conclusion

The black swan that flew in early part of 2022 came with Russia-Ukrainian War that caused the market crash again especially some potential high growth company. It is a rare opportunity for a company’s price to be reasonable or undersold. In the words of former British Prime Minister Churchill, “Don’t miss any (good) opportunities brought on by a crisis. Never let a good crisis go to waste.”

To make a profit on investment, there is only a four-word formula, “buy low and sell high.”

When will the price be lower? When the bad news comes, which is now! Later when we look back at this period, we may once again witness, that it was but a small wave in the investment trend.

Lastly, thank you for your patience and trust.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth Fund

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For Periods ended March 31, 2022

	1 - Year	3 - Year	5 - Year	10 - Year

Upright Growth Fund*	-10.17%	39.37%	0.15%	6.43%
S&P 500 Index	15.63%	18.85%	15.96%	14.61%

* Inception January 21, 1999

Upright Growth Fund

Schedule of Investments (unaudited)

March 31, 2022

Description	Quantity	Market Value
Equities
Aero Space 0.49%
Direxion Daily Aerospace & Defense Bull 3x	5,500	124,245

Bank Industry 0.97%
Bank of America Corporation	6,000	247,320

Chemicals Specialty 0.31%
The Mosaic Company	1,200	79,800

Consumer 0.62%
Bed Bath & Beyond Inc.	7,000	157,710

Drug Manufacturer-other 6.07%
AbbVie Inc.	6,000	972,660
Teva Pharmaceutical Industries Limited* ADR	60,892	571,776
		1,544,436

Electronic Equipment
Apple Inc.	24,800	4,330,328
Plug Power Inc.*	72,500	2,074,225
		6,404,553

Financial Services 0.92%
Direxion Daily Financial Bull 3x Shares	2,000	235,140

Generic Drug 0.18%
Bausch Health Companies Inc.	2,000	45,700

Industrial General Business 0.50%
Direxion Daily Industrials Bull 3x Shares	3,000	127,020

Internet Services 1.36%
Alphabet Inc.*	100	279,299
Meta Platforms, Inc.*	300	66,708
		346,007

Inurance 0.89%

Upright Growth Fund

Brighthouse Financial, Inc.	1,000	51,660
MetLife, Inc.	2,500	175,700
		227,360

Mid Cap 0.67%
Direxion Daily Mid Cap Bull 3x Shares	3,000	171,150

MSCI-ETF 0.50%
Direxion Daily MSCI Real Estate Bull 3x Shares	5,000	126,150

Pharmaceutical 0.38%
Direxion Daily Pharmaceutical & Medical Bull 3x	4,000	57,920
Lannett Company, Inc.*	50,000	39,400
		97,320

Retail Special Lines 0.86%
Alibaba Group Holding Limited* ADR	2,000	217,600

Semiconductor 10.81%
ASE Technology Holding Company	10,000	70,900
Silicon Motion Technology Corporation ADR	13,500	902,070
Taiwan Semiconductor Manufacturing Company ADR	17,000	1,772,420
United Microelectronics Corporation ADR	500	4,560
		2,749,950

Small Cap 0.37%
Direxion Daily Small Cap Bull 3x	1,500	94,485

IC Design 49.06%
Himax Technologies, Inc. ADR	1,149,400	12,482,484
Total Equities		25,478,430

Short Term Investments
Fidelity Government Portfolio Class I		1,049
First American Government Federal Class Z		1,049
First American Treasury Obligation Federal Class Z		1,049
Invesco Government and Agency Portfolio Institutional		1,049
Invesco Treasury Obligation Institutional		1,634
Invesco Treasury Portfolio Institutional		31,372
MSIL Fund Government Portfolio Institutional		2,309
MSIL Fund Treasury Portfolio Institutional		1,049

Upright Growth Fund

Total Short Term Investments	40,560

Total Investments (Cost $17,452,593.08) 100.29%	25,518,990

Other Assets Less Liabilities 0.29%	-74,461

Net Assets 100%	25,444,529

* Non income producing securities

ADR - American Depository Receipt

See accompanying notes to financial statements

Upright Growth Fund

Statement of Assets and Liabilities (unaudited)
March 31, 2022

ASSETS
Investment, at market value (cost $17,452,593.08)	$ 25,518,990
Cash	256,732
Dividends receivable	7,395
Subscriptions receivable	5,000
Total Assets	$ 25,788,117

LIABILITIES
Investment adviser fees	223,557
Administrative fees	60,287
Custodian fees	9,329
Auditors and legal fees	20,619
Trustee fees	6,925
Registration fees	3,572
Insurance fees	3,636
Miscellaneous	15,663
Total Liabilities	$ 343,588

NET ASSETS	$ 25,444,529

NET ASSETS CONSIST OF
Paid in capital	20,108,373
Total distributable gain	5,336,156
Total Net Assets (based on	$ 25,444,529
2,202,260 shares outstanding)

Net Asset Value and Redemption Price Per Share	$11.55

See accompanying notes to financial statements

Upright Growth Fund

Statement of Operations (unaudited)

From October 1, 2021 to March 31, 2022

INVESTMENT INCOME
Dividends	$ 67,821
Interest	26,324
Total Investment Income	94,145

EXPENSES
Investment adviser fees	196,380
Administrative fees	53,301
Custodian fees	4,075
Auditors and legal fees	5,935
Trustee fees	1,655
Insurance fees	546
Miscellaneous	13,490
Total expenses	$ 275,382

NET INVESTMENT LOSS	$ (181,237)

REALIZED AND UNREALIZED GAINS
ON INVESTMENTS
Net realized loss on investment securities	(328,908)
Change in net unrealized appreciation on investments	1,619,006
Total realized and unrealized gains on investments	$ 1,290,098

NET INCREASE IN NET ASSETS RESULTING	$ 1,108,861
FROM OPERATIONS

See accompanying notes to financial statements

Upright Growth Fund

Statement of Changes in Net Assets

	Unaudited Six Months Ended March 31	Year Ended September 30
	2022	2021
OPERATIONS
Net investment loss	(181,172)	$ (133,516)
Net realized gains (loss) from security transactions	(328,908)	3,537,245
Net change in unrealized appreciation on investments	1,619,006	10,683,997
Net increase in net assets from operations	1,108,926	14,087,726

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	$ (1,208,644)	0
Total distributions	$ (1,208,644)	0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,283,340	585,000
Reinvestment of distributions	3,169,000
Payments for shares redeemed	(3,886,733)	(3,900,605)
Net increase in net assets from capital share transactions	565,607	(3,315,605)

TOTAL INCREASE IN NET ASSETS	465,889	10,772,122

NET ASSETS
Beginning of period	$ 24,978,640	14,206,299
End of period	25,444,529	$ 24,978,640

CHANGES IN SHARES OUTSTANDING
Shares Sold	232,642	47,434
Shares reinvested	67,045	0
Shares redeemed	257,647	266,804
Net increase in shares outstanding	42,040	(219,370)

See accompanying notes to financial statements

Upright Growth Fund

Financial Highlights

Selected data for a share outstanding throughout each year

	Unaudited Six Months Ended March 31	Years Ended September 30
	2022	2021	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	$11.56	$5.97	$3.90	$6.10	$9.83

Investment operations:
Net investment loss	-0.08	-0.03	-0.06	-0.04	-0.05
Net realized and unrealized gain -loss on investments	0.07	5.62	2.13	-2.16	-3.38

Total from investment operations	-0.01	5.59	2.07	-2.2	-3.43

Less distributions from net realized gains	(0.56)	-	-	-	-0.30
Total distributions	0.56

Net asset value, end of period	$11.55	$11.56	$5.97	$3.90	$6.10

TOTAL RETURN	4.76%	93.68%	53.08%	-36.07%	-37.97%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (thousands)	$25,444	$24,978	$14,206	$9,379	$14,387

Ratio of expenses to average net assets	2.06%	0.57%	2.20%	2.15%	2.31%
Ratio of net investment loss to average net assets	-1.36%	-0.23%	-1.25%	-0.99%	-0.73%
Portfolio turnover rate	0.27%	0.28%	3.75%	3.97%	128.81%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2022

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Growth Fund (the “Fund”), a non-diversified fund.  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) ASC Accounting Standard Codification 946.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2022:

Level 1	$25,518,990
Level 2	-
Level 3	-
Total	$25,518,990

During the year ended March 31, 2022, there were no transfers between Level 1 and Level 2.

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

During the year ended September 30, 2016, the Fund failed the diversification of assets under the Internal Revenue Code (IRC) Subchapter M for the third quarter ending June 30, 2016.  The Fund had six months to correct the diversification of assets subject to penalty assessed under IRC Subchapter M. The Fund requested a waiver of this penalty from the Internal Revenue Service (“IRS”) and to date, the IRS has not either assessed or waived the penalty.  Any penalty assessed by the IRS will be assumed by the Advisor.  Tax year 2016 remains subject to examination by the IRS.

Upright Growth Fund

On August 20, 2018 the Fund held a special proxy meeting and approved the conversion from a Diversified Fund to a Non-Diversified Fund.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter into any repurchase agreements during 2020 or 2021.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at March 31, 2022.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  The Fund did not purchase any securities on margin during fiscal year ended March 31, 2022.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2022 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$69,900	-
Proceeds from sales	$314,163	-

As of March 31, 2022, the gross unrealized appreciation for all securities totaled $10,146,031 and the gross unrealized depreciation for all securities totaled $ 2,079,633 for a net unrealized appreciation of $8,066,397 for tax purposes.  The aggregate cost of securities including money funds on March 31, 2022 was $ 17,452,593for tax purposes.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets. The Fund has accrued $223,557 of adviser fees at March 31, 2022.  During the year ended March 31, 2022 the fund incurred $196,380 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million, as determined and computed in accordance with the description of the method of determination of net asset value contained in the Fund’s Prospectus and Statement of Additional Information.

The Fund has accrued $60,287 of administrative fees at March 31, 2022. During the year ended March 31, 2022, the Fund incurred $53,301 in administrative fees.

Upright Growth Fund

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. DERIVATIVES

A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain on investments	($ 2,730,241
Unrealized appreciation on investments	$8,066,397
Total	$5,336,156

The tax character of distributions paid for the years ended September 30, 2021 and 2020 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/21	$12,086	$1,196,558	$1,208,644
9/30/20	-	-	-

7. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements

Upright Growth Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2021 through March 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2021	March 31, 2022	October 1, 2021 to March 31, 2022

Actual	$1,000.00	$999.13	$10.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.70	$10.38

* Expenses are equal to the Fund's annualized expense ratio of 2.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half year period).

Upright Growth Fund

 Security Holdings by Industry Sector

March 31, 2022
(unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

The pie chart calculation is based on Total Investments of $25,518,990

Upright Growth Fund

For the year ended March 31, 2022 (unaudited)

Approval of the Advisory Contract (unaudited)

Approval of Investment Advisory Contract.  At a meeting held on June 21, 2019, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Upright Growth Fund

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Upright Growth Fund

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Avenue East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chief Executive Officer and Chief Compliance Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	Alice N Chen Bing B Chen JTWROS
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936	Trustee	Since November 2009/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Eunice Industry Corp. Industry City, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

331 Newman Springs Road

Building 1, 4th Floor, Suite 143

Red Bank, NJ 07701

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Marco Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: June 9, 2022

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Upright Growth Fund

Date: June 9, 2022

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)   Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experiences in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2021

$11,000

FY 2020

$11,000

(b) Audit-Related Fees

Upright Growth Fund

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2021

$ 0

FY 2020

$ 0

Upright Growth Fund

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2020, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: June 9, 2022

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: June 9, 2022

* Print the name and title of each signing officer under his or her signature.

Upright Assets Allocation Plus Fund

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Assets Allocation Plus Fund

________________________________________________________________________________

March 31, 2022

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

Letter to Shareholders…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..7

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….……………..…10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Financial Highlights……………………………………………………………………………………….....12

Notes to Financial Statements………………………………………………………………………………..13

Fund Expenses..………………………………………………………………………………………….…..16

Security Holdings by Industry Sector…………………………………………………………………….….17

Trustees and Officers………………………………………………………………………………………...18

Upright Assets Allocation Plus Fund

May 30, 2022

Dear Valued Shareholder:

 We would like to present the semi-annual report of Upright Growth Fund (UPUPX); Upright Growth and Income Fund (UPDDX) and Upright Assets Allocation Plus Fund (UPAAX) from October 1, 2021 to March 31, 2022. During this period the Funds had the following returns: UPUPX grew 4.76%; UPDDX 3.06% and UPAAX went up 2.33%.  The S&P 500 index increased 5.9% at the same period. This report also compares our funds with other benchmark indexes.  Please feel free to browse to the next pages. We are also very pleased to share with you that two of our Upright family of funds, namely Upright Growth and Income Fund UPDDX and Upright Assets Allocation Plus Fund  UPAAX have entered into their second year of five-star honor ranking listed by Morningstar.

Market Review

The difficulties faced by the economy this time are different from those in the past few years. There are quite a number of hard double-sided attacks. In the past, inflation came from excessively strong demand. It is helpful to suppress demand and increase various costs through interest rate hikes. So raising interest rates at this time has become an effective tool.

However, this time it is due to shortages on the supply side, such as the lockdown of the city due to the new crown pneumonia, labor shortages around the world, and adding fuel to the fire is the Russian-Ukrainian war, which has caused Russia's energy and Ukrainian food supplies to be tight.

Yes, raising interest is still a necessary step, but it cannot solve the two-sided problem at the same time. This industry has become Wall Street. At present, we can only watch while walking, and adjust the direction and strategy of investment while watching. At this time, there is a debate between the positive and the negative and each has their own arguments.

One side believes that inflation may be uncontrollable, while the other side is worried that it will be too suppressed, leading to an economic recession, unable to achieve a soft landing but the hard way for the economy.

Going back to the economic level, in terms of taking a hundred steps back, the worst case is that the road is hard, the commodity supply side will not come up, the price rise must be suppressed, and the interest rate hike is too fast, causing an economic recession. This is what worries many.

But we don’t think so, because these dynamic changes exist in the real environment. The U.S. central bank   raised interest rates too slowly in 2021, because there is no budget for a Russian-Ukrainian war. Shanghai has been closed for almost two months, and economic activities in the Yangtze River Delta have come to an abrupt halt. Frankly speaking, few people can imagine such political and military actions that do not follow the rules. Since this is what’s happening, we may see more miss!eps. Adjustment, at this time, it is better to raise interest rates much rather than too little. It would serve to suppress price inflation first, if it really ends up on a hard road, if the economy declines, then gradually lower the interest rates and go back to the original path.

Upright Assets Allocation Plus Fund

To put it simply, economic recession is not the end of the world. Countries have had hundreds of years of experience in dealing with such issues. Therefore, it is more important to pay attention to which company has the strength to withstand the harsh times.  Of course, because of the uncertainty of national policies and future investment environment could change, so crossing the river with a handful of stones. "moderate adjustment" and "moderate overweight on dips" are the main axes of our future investment management, and this is based on the screening of the company's basic physique.

We still focus on the core and look at the company's operating physique and its ability to withstand economic headwinds. For example, TSMC, the growth momentum of earnings in the next two or three years is the clearest in the past years. This is the foundation she has laid in the past 30 years. Coupled with the arrival of the fourth industrial revolution, the company has a strong ability to convert prices to rising prices and costs.  The current economic headwinds, causing her stock price to fall is an excellent opportunity.

Conclusion

The black swan that flew in early part of 2022 came with Russia-Ukrainian War that caused the market crash again especially some potential high growth company. It is a rare opportunity for a company’s price to be reasonable or undersold. In the words of former British Prime Minister Churchill, “Don’t miss any (good) opportunities brought on by a crisis. Never let a good crisis go to waste.”

To make a profit on investment, there is only a four-word formula, “buy low and sell high.”

When will the price be lower? When the bad news comes, which is now! Later when we look back at this period, we may once again witness, that it was but a small wave in the investment trend.

Lastly, thank you for your patience and trust.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Assets Allocation Plus Fund

This chart reflects the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns (unaudited)

March 31, 2022

	1-Year	3-Year	Since Inception （10/10/2017）
Upright Assets Allocation Plus Fund (UPAAX)	-1.42%	21.80%	6.49%
Dow Jones US Total Stock Market Index (DWCF)	11.65%	18.05%	14.96%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	-3.85%	2.12%	2.16%

Upright Assets Allocation Plus Fund

Schedule of Investments (unaudited)

March 31, 20222

Description	Quantity	Market Value
Equities
Consumer 1.04%
Bed Bath & Beyond Inc.	1,000	22,530.00

Drug Manufacturer-other 4.59%
AbbVie Inc.	500	81,055.00
Teva Pharmaceutical Industries Limited* ADR	2,000	18,780.00
		99,835.00

Electronic Equipment 1.05%
Plug Power Inc.*	800	22,888.00

Energy 1.40%
Direxion Daily Energy Bull 2x Shares	550	30,508.50

Exchange Traded Funds 5.37%
iShares MSCI China ETF	200	10,578.00
iShares MSCI EAFE Value ETF	200	10,052.00
iShares Russell Mid-Cap Value ETF	100	11,964.00
KraneShares CSI China Internet ETF	400	11,404.00
Vanguard Emerging Markets	700	32,291.00
Vanguard FTSE All-World ex-US Small-cap Index	100	12,389.00
Vanguard Real Estate Index Fund ETF Shares	200	21,674.00
VictoryShares US Large Cap High Div Volatility Wtd	100	6,311.37
		116,663.37

Financial Services 5.95%
Direxion Daily Financial Bull 3x Shares	1,100	129,327.00

Generic Drug 0.75%
Viatris Inc.	1,500	16,320.00

Mid Cap 3.94%
Direxion Daily Mid Cap Bull 3x Shares	1,500	85,575.00

MSCI-ETF 4.56%
Direxion Daily MSCI Brazil Bull 2x Shares	85	10,035.95
Direxion Daily MSCI Emerging Markets Bull 3x Shares	200	10,974.00
Direxion Daily MSCI India Bull 2x Shares	500	27,725.00
Direxion Daily MSCI Real Estate Bull 3x Shares	2,000	50,460.00

Upright Assets Allocation Plus Fund

		99,194.95

Semiconductor 12.77%
ASE Technology Holding Co., Ltd.	10,000	70,900.00
Silicon Motion Technology Corporation ADR	2,000	133,640.00
Taiwan Semiconductor Manufacturing Company Ltd. ADR	700	72,982.00
		277,522.00

Small Cap 1.45%
Direxion Daily Small Cap Bull 3x	500	31,495.00

US Market 8.27%
Direxion Daily S&P500 Bull 3x	1,500	179,700.00

IC Design 19.98%
Himax Technologies, Inc. ADR	40,000	434,400.00
		1,491,685.82

Internet Services 0.61%
Baidu, Inc.* ADR	100	13,230.00
		67,503.00

Short Term Investments 27.10%
Fidelity Government Portfolio Class I		58,628.40
First American Government Obligation Federal Class X		59,760.81
First American Government Obligation Federal Class Z		58,789.55
First American Treasury Obligation Federal Class X		60,894.19
First American Treasury Obligation Federal Class Z		56,334.41
Invesco Government and Agency Portfolio Institutional		58,628.40
Invesco Treasury Obligation Institutional		59,166.54
Invesco Treasury Portfolio Institutional		59,761.59
MSIL Federal Government Portfolio Institutional		58,341.23
MSIL Federal Treasury Portfolio Institutional		58,885.04
		589,190.16

Total Investments (Cost $1,547,480.66) 98.82%		2,148,468.98

Other Assets Less Liabilities 1.18%		25,637.21

Net Assets 100%		2,174,106.19

*Non income producing securities

ADR – American Depository Receipt

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

ASSETS
Investment, at market value ( cost $1,547,480)	$ 2,148,469
Cash	56,343
Total Assets	2,204,812

LIABILITIES
Investment adviser fees	14,761
Administrative fees	4,902
Custodian fees	2,147
Auditors and legal fees	4,141
Trustee fees	1,178
Registration fees	1,557
Insurance fees	1,090
Miscellaneous	930
Total Liabilities	30,706

NET ASSETS	$ 2,174,106

NET ASSETS CONSIST OF
Paid in capital	$ 1,590,018
Total distributable gain	584,088
Total Net Assets (based on 165,024	$ 2,174,106
shares outstanding)

Net Asset Value and Redemption Price Per Share	$ 13.17

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

STATEMENT OF OPERATIONS
From Oct 1, 2021 to Mar 31, 2022

INVESTMENT INCOME
Dividends	$ 10,929
Interest	527
Total Investment Income	11,456

EXPENSES
Investment adviser fees	13,500
Administrative fees	4,673
Custodian fees	3,640
Auditors and legal fees	1,274
Blue sky fees	182
Insurance fees	182
Miscellaneous	182
Total expenses	23,633

NET INVESTMENT LOSS	$ (12,177)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Change in net unrealized appreciation on investments	45,835
Total realized and unrealized gains on	45,835
investments

NET INCREASE IN NET ASSETS RESULTING	$ 33,658
FROM OPERATIONS

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

STATEMENT OF CHANGES IN NET ASSETS

	Unaudited Six Months Ended March 31	Year Ended September 30
	2022	2021
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$ (12,177)	$ (17,836)
Net realized gains from security transactions	0	8,106
Net change in net unrealized appreciation	45,835	657,663
Net increase in net assets from operations	33,658	647,933

Distributions to Shareholders
From long term capital gains from security transactions	0	(6,486)
Total distributions	0	(6,486)

Share Transactions
Proceeds from shares sold	256,428	323,750
Reinvestment of distributions	0	6,475
Payments for shares redeemed	0	(83,455)
Net increase in net assets from capital share transactions	256,428	240,295

TOTAL INCREASE IN NET ASSETS	290,086	888,217

NET ASSETS
Beginning of period	$ 1,884,020	995,803
End of period	$ 2,174,106	$ 1,884,020

CHANGES IN SHARES OUTSTANDING
Shares Sold	18,745	24,474
Shares reinvested	0	637
Shares redeemed	0	(6,060)
Net increase in shares outstanding	18,745	19,051

See accompanying notes to financial statement

Upright Assets Allocation Plus Fund

Financial Highlights (unaudited)

Selected data for a share outstanding throughout each year

	Six Months Ended March 31	Years Ended September 30
	2022	2021	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	$12.88	$7.83	$6.60	$8.08	$10.00
Investment operations:
Net investment loss	-0.08	-0.09	-0.12	-0.11	-0.11
Net realized and unrealized gain	0.37	5.19	1.35	-1.37	-1.81

Total from investment operations	0.29	5.1	1.23	-1.48	-1.92

Less distributions from net realized gains	-	-0.05	-	-	-

Net asset value, end of period	$13.17	$12.88	$7.83	$6.60	$8.08

TOTAL RETURN	2.29%	65.30%	18.64%	-18.32%	-19.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$2,174.10	$1,884.02	$995.80	$776.63	$769.75
Ratio of expenses to average net assets	2.26%	2.21%	2.89%	2.71%	1.75%
Ratio of net investment loss to average net assets	-0.58%	-1.02%	-1.72%	-1.48%	-1.27%
Portfolio turnover rate	4.36%	1.75%	5.03%	2.69%	52.53%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2022

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of Upright Assets Allocation Plus Fund (“Fund”), a diversified fund.  The principal investment objective of the Assets Allocation Plus Fund is to seek total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2022.

Level 1

         $2,148,469

Level 2

-

Level 3

-

Total

         $2,148,469

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2022

on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2021 or 2020.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2022.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2022. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2022 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$69,900	-
Proceeds from sales	-	-

As of March 31, 2022, the gross unrealized appreciation for all securities totaled $647,605 and the gross unrealized depreciation for all securities totaled $46,617 for a net unrealized appreciation of $600,988 for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2022 was $1,603,824.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $14,761 of adviser fees through March 31, 2022. During the period ended March 31, 2022 the Fund incurred $13,500 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $4,902 of administrative fees through March 31, 2022. During the period ended March 31, 2022, the Fund incurred $4,673 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

Upright Assets Allocation Plus Fund

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2022

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2022, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss as investments	($16,900)
Unrealized appreciation on investments	$600,988
Total distributable gains	$584,088

The tax character of distributions paid for the period ended September, 2021 and 2020 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30//21	-	-	-
9/30//20	-	-	-

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Assets Allocation Plus Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2021 through March 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2021	March 31, 2022	October 1, 2021 to March 31, 2022

Actual	$1,000.00	$1,023.29	$11.43

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,013.70	$11.38

* Expenses are equal to the Fund's annualized expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half year period).

Upright Assets Allocation Plus Fund

Security Holdings by Industry Sector

March 31, 2022

(Unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Assets Allocation Plus Fund
March 31, 2022
Drug Manufacturer-other
Consumer
Electronic Equipment
Energy
Cash & Money Funds
Exchange Traded Fund
Financial Services
Generic Drug
MID Cap
MSCI-ETF
Internet Services
Semiconductor
IC Design
Small Cap
US Market

The pie chart calculation is based on Total Investments of $2,148,469.

Upright Assets Allocation Plus Fund

Approval of the Advisory Contract (unaudited)

Approval of Investment Advisory Contract.  At a meeting held on August 23, 2021, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as

Upright Assets Allocation Plus Fund

net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

Upright Assets Allocation Plus Fund

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Assets Allocation Plus Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

331 Newman Springs Road

Building 1, 4th Floor, Suite 143

Red Bank, NJ 07701

Transfer Agent

Mutual Shareholder Services

8000Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: June 9, 2022

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: June 9, 2022

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or

Upright Assets Allocation Plus Fund

persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The current head of the Audit Committee is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets annually with the independent accountant (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2021

$2,500

FY 2020

$2,025

(b) Audit-Related Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Upright Assets Allocation Plus Fund

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2021

$ 0

FY 2020

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Upright Assets Allocation Plus Fund

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2020, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Upright Assets Allocation Plus Fund

Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: June 9, 2022

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: June 9, 2022

* Print the name and title of each signing officer under his or her signature.

Upright Growth and Income Fund

_____________________________________________________________________________________________

SEMI-ANNUAL REPORT

_____________________________________________________________________________

Upright Growth and Income Fund

____________________________________________________________________________________________

March 31, 2022

____________________________________________________________________________________________

Upright Growth and Income Fund

Letter to Shareholders…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..7

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….………………..10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Financial Highlights……………………………………………………………………………………..…...12

Notes to Financial Statements……………………………………………………………………………..…13

Fund Expense…………………………………………………………………………………………..…….16

Security Holdings by Industry Sector………………………………………………………………………..17

Trustees and Officers………………………………………………………………………………………...19

Upright Growth and Income Fund

Dear Valued Shareholder:

 We would like to present the semi-annual report of Upright Growth Fund (UPUPX); Upright Growth and Income Fund (UPDDX) and Upright Assets Allocation Plus Fund (UPAAX) from October 1, 2021 to March 31, 2022. During this period the Funds had the following returns: UPUPX grew 4.76%; UPDDX 3.06% and UPAAX went up 2.33%.  The S&P 500 index increased 5.9% at the same period. This report also compares our funds with other benchmark indexes.  Please feel free to browse to the next pages. We are also very pleased to share with you that two of our Upright family of funds, namely Upright Growth and Income Fund UPDDX and Upright Assets Allocation Plus Fund  UPAAX have entered into their second year of five-star honor ranking listed by Morningstar.

Market Review

The difficulties faced by the economy this time are different from those in the past few years. There are quite a number of hard double-sided attacks. In the past, inflation came from excessively strong demand. It is helpful to suppress demand and increase various costs through interest rate hikes. So raising interest rates at this time has become an effective tool.

However, this time it is due to shortages on the supply side, such as the lockdown of the city due to the new crown pneumonia, labor shortages around the world, and adding fuel to the fire is the Russian-Ukrainian war, which has caused Russia's energy and Ukrainian food supplies to be tight.

Yes, raising interest is still a necessary step, but it cannot solve the two-sided problem at the same time. This industry has become Wall Street. At present, we can only watch while walking, and adjust the direction and strategy of investment while watching. At this time, there is a debate between the positive and the negative and each has their own arguments.

One side believes that inflation may be uncontrollable, while the other side is worried that it will be too suppressed, leading to an economic recession, unable to achieve a soft landing but the hard way for the economy.

Going back to the economic level, in terms of taking a hundred steps back, the worst case is that the road is hard, the commodity supply side will not come up, the price rise must be suppressed, and the interest rate hike is too fast, causing an economic recession. This is what worries many.

But we don’t think so, because these dynamic changes exist in the real environment. The U.S. central bank   raised interest rates too slowly in 2021, because there is no budget for a Russian-Ukrainian war. Shanghai has been closed for almost two months, and economic activities in the Yangtze River Delta have come to an abrupt halt. Frankly speaking, few people can imagine such political and military actions that do not follow the rules. Since this is what’s happening, we may see more miss!eps. Adjustment, at this time, it is better to raise interest rates much rather than too little. It would serve to suppress price inflation first, if it really ends up on a hard road, if the economy declines, then gradually lower the interest rates and go back to the original path.

To put it simply, economic recession is not the end of the world. Countries have had hundreds of years of experience in dealing with such issues. Therefore, it is more important to pay attention to which company has the strength to withstand the harsh times.  Of course, because of the uncertainty of national policies and future investment environment could change, so crossing the river with a handful of stones.

Upright Growth and Income Fund

"moderate adjustment" and "moderate overweight on dips" are the main axes of our future investment management, and this is based on the screening of the company's basic physique.

We still focus on the core and look at the company's operating physique and its ability to withstand economic headwinds. For example, TSMC, the growth momentum of earnings in the next two or three years is the clearest in the past years. This is the foundation she has laid in the past 30 years. Coupled with the arrival of the fourth industrial revolution, the company has a strong ability to convert prices to rising prices and costs.  The current economic headwinds, causing her stock price to fall is an excellent opportunity.

Conclusion

The black swan that flew in early part of 2022 came with Russia-Ukrainian War that caused the market crash again especially some potential high growth company. It is a rare opportunity for a company’s price to be reasonable or undersold. In the words of former British Prime Minister Churchill, “Don’t miss any (good) opportunities brought on by a crisis. Never let a good crisis go to waste.”

To make a profit on investment, there is only a four-word formula, “buy low and sell high.”

When will the price be lower? When the bad news comes, which is now! Later when we look back at this period, we may once again witness, that it was but a small wave in the investment trend.

Lastly, thank you for your patience and trust.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth and Income Fund

This chart reflects a comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns

For the Periods ended March 31, 2022

	1-Year	3-Year	Since Inception （10/10/2017）
Upright Growth & Income Fund (UPDDX)	-0.13%	24.93%	9.66%
Dow Jones US Total Stock Market Index (DWCF)	11.65%	18.05%	14.98%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	-3.85%	2.12%	2.16%

Upright Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Description	Quantity	Market Value
Equities
Aero Space 1.53%
Direxion Daily Aerospace	1,500	33,885

AI Technology 0.93%
Direxion Daily Robotics,	750	20,670

Consumer 2.03%
Bed Bath & Beyond Inc.	1,500	33,795
Tapestry, Inc.	300	11,145
		44,940
Drug Manufacturer-other 7.36%
AbbVie Inc.	600	97,266
Teva Pharmaceutical Indus	7,000	65,730
		162,996
Electrical Industry 0.52%
General Electric Company	125	11,438

Electronic Equipment 4.19%
Apple Inc.	400	69,844
Plug Power Inc.	800	22,888
		92,732
Exchange Traded Funds 0.21%
ProShares S&P 500 Dividen	50	4,746

Financial Services 11.12%
Direxion Daily Financial	1,300	152,841
Goldman Sachs Group Inc	200	66,020
J P Morgan Chase & Co	200	27,264
		246,125
Healthcare Services 1.37%
CVS Health Corporation	300	30,363

Industrial General Business 1.91%
Direxion Daily Industrial	1,000	42,340

Leisure 1.24%
The Walt Disney Company	200	27,432

Mid Cap 2.58%

Upright Growth and Income Fund

Direxion Daily Mid Cap Bu	1,000	57,050

MSCI-ETF 2.28%
Direxion Daily MSCI Real	2,000	50,460

Oil 1.12%
Exxon Mobil Corporation	300	24,777

Pharmaceutical 1.67%
Direxion Daily Pharmaceut	1,000	14,480
Walgreens Boots Alliance,	500	22,385
		36,865
Semiconductor 19.65%
ASE Technology Holding Co	10,000	70,900
Nvidia Corp	600	163,716
Silicon Motion Technology	1,500	100,230
Taiwan Semiconductor Manu	700	72,982
United Microelectronics C	3,001	27,369
		435,197
IC Design 24.52%
Himax Technologies, Inc.A	50,000	543,000
Total Equities Investments		1,865,015

Short Term Investments 17.91%
Fidelity Governmentt Portfolio Class I		63,076
First American Government Obligation Fund Class X		629
First American Government Obligation Fund Class Z		62,328
First American Treasury Obligation Fund Class X		625
First American Treasury Obligation Fund Class Z		62,422
Invesco Government and Agency Portfolio Institutional		19,097
Invesco Treasury Obligation Institutional Gov Txad		629
Invesco Treasury Portfolio Institutional		62,951
MSIL Fund Government Portfolio Institutional		62,350
MSIL Fund Treasury Portfolio Institutional		62,571
Total Short Term Investments		396,680

Total Investments (Cost $1,502,583) 102.14%		2,261,695

Other Assets less Liabilities 2.14%		-47,453

Net Assets 100%		2,214,242

*Non Income producing securities

ADR – American Depository Receipt

See accompanying notes to financial statements

Upright Growth and Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

ASSETS
Investment in securities, at value	$2,261,695
(cost $1,502,583)
Total Assets	2,261,695

LIABILITIES
Investment adviser fees	20,185
Administrative fees	5,159
Custodian fees	7,868
Auditors and legal fees	4,148
Trustee fees	1,865
Registration fees	1,353
Miscellaneous	6,875
Total Liabilities	47,453

NET ASSETS	$2,214,242

NET ASSETS CONSIST OF
Paid-in capital	1,472,441
Total distributable gains	741,801
Net Assets (based on 149,550 shares	$2,214,242
outstanding)

Net Asset Value and Redemption Price Per Share	$14.81

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Operations (unaudited)

From October 1, 2020 to  March 31, 2022

INVESTMENT INCOME
Dividends	$ 10,285
Total Income	$ 10,285

EXPENSES
Investment adviser fees	15,703
Administrative fees	4,711
Custodian fees	9,720
Auditors and legal fees	1,274
Trustee fees	182
Blue sky fees	182
Total expenses	$ 31,772

NET INVESTMENT LOSS	$ (21,487)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Change in net unrealized appreciation on investments	76,985
Total realized and unrealized gains on investments	$ 76,985

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ 55,498

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Changes in Net Assets

	Unaudited Six Months Ended March 31	Years Ended September 30
	2022	2021
OPERATIONS
Net investment loss	-21,487	$ (12,08)
Net realized gain (loss)	0	0
Net change in unrealized appreciation on investments	76,985	771,196
Net increase in net assets from operations	55,498	$ 759,115

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	0	0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	235,441	207,750
Payments for shares redeemed	0	(63,975)
Net increase in net assets from capital share transactions	235,441	$ 143,775

TOTAL INCREASE IN NET ASSETS	290,939	$ 902,890

NET ASSETS
Beginning of period	$ 1,923,303	1,020,413
End of period	$ 2,214,242	$ 1,923,303

CHANGES IN SHARES OUTSTANDING
Shares Sold	15609	14,136
Shares reinvested	0	0
Shares redeemed	0	(4,182)
Net increase in shares outstanding	15,609	9,954

See accompanying notes to financial statements.

Upright Growth and Income Fund

Financial Highlights

	Unaudited Six Months Ended March 31	Years Ended September 30
	2022	2021	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	$14.36	$8.23	$6.80	$8.59	$10.00
Investment operations:
Net investment income	-0.15	-0.09	-0.15	-0.11	-0.18
Net realized and unrealized gain (loss) on investments	0.6	6.22	1.58	-1.53	1.26

Total from investment operations	0.45	6.13	1.43	-1.64	-1.44

Less distributions from net realized gains	0	0	0	-0.15	0

Net asset value, end of period	$14.81	$14.36	$8.23	$6.80	$8.59

TOTAL RETURN	3.11%	74.48%	21.03%	-19.22%	-14.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$2,214.00	$1,923.30	$1,020.41	$779.39	$783.20
Ratio of net expenses to average net assets	3.0%	2.38%	3.29%	2.86%	2.34%
Ratio of net investment loss to average net assets	-1.00%	-0.68%	-1.98%	-1.51%	-1.89%
Portfolio turnover rate	3.69%	12.68%	0%	8.04%	31.38%

See accompanying notes to financial statements

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2022

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Growth and Income Fund (the “Fund”), a diversified fund.  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2022.

Level 1

         $2,261,695

Level 2

-

Level 3

-

Total

         $2,261,695

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession

Upright Growth and Income Fund

of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2022

interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2021 or 2020.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on March 31, 2022.

g)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on March 31, 2022. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended March 31, 2022 (excluding repurchase agreements and short-term securities), were as follows:

Other than

U.S. Govt.     U.S. Govt.

Securities       Securities

Purchases

              $69,900

-

Proceeds from sales                  -

-

As of March 31, 2022, the gross unrealized appreciation for all securities totaled $799,392 and the gross unrealized depreciation for all securities totaled $40,280 for a net unrealized appreciation of $759,112 for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 20212 was $1,498,326.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $20,185 of adviser fees through March 31, 2022. During the period ended March 31, 2022 the Fund incurred $15,703 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $5,159 of administrative fees through March 31, 2022. During the period ended March 31, 2022, the Fund incurred $4,711 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2022, the components of distributable earnings on a tax basis were as follows:

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

MARCH 31, 2022

Accumulated net realized gain as investments	($17,311)
Unrealized appreciation on investments	$759,112
Total distributable gains	$741,801

The tax character of distributions paid for the year ended September 30, 2021 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/2021	-	-	-
9/30/2020	$13,678	-	$13,678

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth and Income Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2020 through March 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2021	March 31, 2022	October 1, 2021 to March 31, 2022

Actual	$1,000.00	$1030.64	$15.23

Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,010.00	$15.08

* Expenses are equal to the Fund's annualized expense ratio of 3.0%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half year period).

Upright Growth and Income Fund

Security Holdings by Industry Sector

March 31, 2022
(unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth & Income Fund
March 31, 2022
AI Technology
Consumer
Drug Manufacturer-other
Electrical Industry
Electronic Equipment
ETF
Financial Services
Healthcare Services
Industrial General Business
Leisure
MID Cap
MSCI-ETF
Oil
Pharmaceutical
Semiconductor
IC Design
Cash and Money Funds
Aero Space

The pie chart calculation is based on Total Investments of $2,261,695

Upright Growth and Income Fund

Approval of the Advisory Contract (Unaudited)

Approval of Investment Advisory Contract.  At a meeting held on August 23, 2021, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any

Upright Growth and Income Fund

further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers (unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Upright Growth and Income Fund

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed as “interested persons” of the Trust because he is an officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/ business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth and Income Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

331 Newman Springs Road

Building 1, 4th Floor, Suite 143

Red Bank, NJ 07701

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: June 9, 2022

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Upright Growth and Income Fund

Chief Financial Officer

Date: June 9, 2022

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

Upright Growth and Income Fund

(a)  Audit Fees

FY 2021

$2,500

FY 2020

$2025

(b) Audit-Related Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to

Upright Growth and Income Fund

work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2021

$ 0

FY 2020

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Upright Growth and Income Fund

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: June 9, 2022

Upright Growth and Income Fund

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: June 9, 2022

* Print the name and title of each signing officer under his or her signature.